STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 16, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM BASIC BALANCED FUND
AIM EUROPEAN SMALL COMPANY FUND
AIM GLOBAL CORE EQUITY FUND
AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SELECT EQUITY FUND
AIM SMALL CAP EQUITY FUND

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM BASIC BALANCED FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of December 31, 2007 (except as noted):

                                                                        OTHER
                                           OTHER REGISTERED       POOLED INVESTMENT            OTHER
                         DOLLAR RANGE    MUTUAL FUNDS MANAGED     VEHICLES MANAGED       ACCOUNTS MANAGED
                              OF         (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)
                         INVESTMENTS     --------------------   --------------------   --------------------
                           IN EACH       NUMBER OF              NUMBER OF              NUMBER OF
 "PORTFOLIO MANAGER        FUND(1)        ACCOUNTS    ASSETS     ACCOUNTS    ASSETS     ACCOUNTS   ASSETS
--------------------   ---------------   ---------   --------   ---------   --------   ---------   ------
                                                   AIM BASIC BALANCED FUND

Cynthia Brien(2)             None           None         None      None          None     None       None
Chuck Burge(2)               None              1     $   14.7         6      $2,881.0        3     $239.0
R. Canon Coleman II       $1-$10,000           5     $5,596.7      None          None    1,298     $383.3(3)
Matthew Seinsheimer    $10,001-$50,000         4     $5,347.5      None          None    1,298     $383.3(3)
Michael Simon                None              8     $6,952.9      None          None    1,298     $383.3(3)
Bret Stanley                 None              5     $5,596.7      None          None    1,298     $383.3(3)

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM Basic Balanced Fund on January 14, 2009. Ownership information for Ms. Brien and Mr. Burge has been provided as of December 31, 2008.

(3) These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."